ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business

Freight App, Inc. (“Fr8App”) (formerly known as “Freighthub, Inc.”), a Delaware corporation, was incorporated on October 26, 2015. On January 18, 2019, Freight App Mexico S.A De C.V. (“Fr8App Mexico”) (formerly known as “Freight Hub Mexico S.A. De C.V.”), a wholly owned subsidiary of Fr8App, was formed. On July 29, 2021, both companies filed their name change to Fr8App and Fr8App Mexico. On February 14, 2022, the Company merged with Hudson Capital Inc. (the “Merger”), and Fr8App Inc. was the surviving entity and then became listed on the Nasdaq stock exchange. Fr8App continued its operation under the name Freight Technologies Inc. (“Fr8Tech”).

Fr8Tech is a technology company offering a diverse portfolio of proprietary platform solutions powered by AI and machine learning to optimize and automate the supply chain process. Focused on addressing the distinct challenges within the supply chain ecosystem, the Company’s portfolio of solutions includes the Fr8App platform for over-the-road (OTR) B2B cross-border shipping across the USMCA region; Fr8Fleet, a dedicated capacity service for enterprise clients in Mexico; Waavely, a digital platform for efficient ocean freight booking and management of container shipments between North America and ports worldwide; Fr8Now, a specialized service for less-than-truckload (LTL) shipping; and Fleet Rocket a nimble, scalable and cost-effective Transportation Management System (TMS) for brokers, shippers, and other logistics operators. Each product is interconnected within a unified platform to connect carriers and shippers and significantly improve matching and operation efficiency via innovative technologies such as live pricing, real-time tracking, digitization of critical documentation, brokerage support, transportation management, fleet management, and committed capacity solutions.

On December 9, 2025, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with DIP SPV I, L.P., a limited partnership organized under the laws of the British Virgin Islands (the “Seller”). Pursuant to the Share Purchase Agreement, the Company agreed to acquire from the Seller all of the issued and outstanding shares of JAK Solar Loans 1 Limited (“JAK Solar”), a company limited by shares organized under the laws of the British Virgin Islands and a wholly owned subsidiary of the Seller (the “Target”), in exchange for the issuance to the Seller of a number of a new series of convertible preferred shares of the Company to be known as the Series C preferred shares, par value $0.0001 per share having an aggregate stated value of $5,500,000, subject to the satisfaction or waiver of certain closing conditions. On December 31, 2025, the Company closed the transaction contemplated by the Share Purchase Agreement dated December 9, 2025, in which the Company acquired all of the equity interests in JAK Solar, a wholly owned subsidiary of the Seller, and issued to the Seller as consideration therefor 5,500,000 Series C Preferred Shares.